Average headcount and number of branches (Tables)	6 Months Ended
Jun. 30, 2020
Average headcount and number of offices
Schedule of average number of employees
The average number of employees at the Bank and the Group, by gender, in the first six months ended 30 June 2020 and 2019 is as follows:

Average headcount
	Bank		Group
	30-06-2020	30-06-2019	30-06-2020	30-06-2019
Men	13,942	16,240	88,763	91,609
Women	12,681	13,739	106,398	110,789
	26,623	29,979	195,161	202,398

Schedule of number of offices	The number of branches at 30 June 2020 and 31 December 2019 is as follow:

Number of branches
	Group
	30-06-2020	31-12-2019
Spain	3,272	3,286
Foreign	8,575	8,666
	11,847	11,952